Employee Benefit Plans (Stock Based Compensation) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of Share Based Payments		$ 175	$ 240	$ 275
Expected Volatility, Minimum		20.00%	22.00%	26.00%
Expected Volatility, Maximum		23.00%	26.00%	27.00%
Weighted-average volatility		21.00%	26.00%	27.00%
Expected dividends		2.20%	2.20%	2.60%
Risk-free rate, minimum		0.00%	0.00%	0.10%
Risk-free rate, maximum		2.20%	3.10%	1.90%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		6 years 9 months 18 days	8 years	7 years 7 months 6 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		6 years	7 years 7 months 6 days	7 years 3 months 18 days
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
December 31, 2014, Shares		2,288
Granted, Shares		312
Exercised/earned, Shares		648
Cancelled, Shares		73
December 31, 2015, Shares		1,879	2,288
December 31, 2014, Average Price	[1]	$ 73.76
Granted, Average Price	[1]	110.78
Exercised/Earned, Average Price	[1]	56.10
Cancelled, Average Price	[1]	68.69
December 31, 2015, Average Price	[1]	$ 86.19	$ 73.76
Stock Options/Stock Appreciation Rights SARS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Awards Vested and Expected to Vest, Awards		40,000
Equity Awards Vested and Expected to Vest, Average Price	[2]	$ 82.95
Equity Awards Vested and Expected to Vest, Average Intrinsic Value		$ 675
Equity Awards Vested and Expected to Vest, Remaining Term		5 years 4 months 24 days
Equity Awards That Are Exercisable, Awards		26,000
Equity Awards That Are Exercisable, Average Price	[2]	$ 72.74
Equity Awards That Are Exercisable, Aggregate Intrinsic Value		$ 621
Equity Awards That Are Exercisable, Remaining Term		4 years 1 month 6 days
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
December 31, 2014, Shares		38,404
Granted, Shares		5,411
Exercised/earned, Shares		4,975
Cancelled, Shares		729
December 31, 2015, Shares		38,111	38,404
December 31, 2014, Average Price	[1]	$ 77.48
Granted, Average Price	[1]	111.15
Exercised/Earned, Average Price	[1]	64.56
Cancelled, Average Price	[1]	96.67
December 31, 2015, Average Price	[1]	$ 83.58	$ 77.48
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
December 31, 2014, Shares		2,532
Granted, Shares		693
Exercised/earned, Shares		884
Cancelled, Shares		171
December 31, 2015, Shares		2,170	2,532
December 31, 2014, Average Price	[3]	$ 87.65
Granted, Average Price	[3]	115.08
Exercised/Earned, Average Price	[3]	74.71
Cancelled, Average Price	[3]	86.60
December 31, 2015, Average Price	[3]	$ 101.78	$ 87.65
Other Incentives [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
December 31, 2014, Shares		1,495
Granted, Shares		574
Exercised/earned, Shares		487
Cancelled, Shares		115
December 31, 2015, Shares		1,467	1,495
Performance Share Units/Other Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Awards Vested and Expected to Vest, Awards		2,000
Equity Awards Vested and Expected to Vest, Average Price	[2]	$ 0
Equity Awards Vested and Expected to Vest, Average Intrinsic Value		$ 204
Equity Awards Vested and Expected to Vest, Remaining Term		1 year 8 months 12 days
Continuing Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of Share Based Payments		$ 158	$ 219	$ 250
Discontinued Operations, Disposed of by Sale [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of Share Based Payments		$ 17	$ 21	$ 25

[1]	weighted-average exercise price
[2]	weighted-average exercise price per share
[3]	weighted-average grant stock price